CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2013
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK
CONCENTRATIONS OF RISK
Financial instruments that potentially subject us to concentrations of credit risk consist of cash and accounts receivable. We maintain our cash in bank deposit accounts that, at times, may exceed federally insured limits. We have not experienced any losses in such accounts and do not believe we are exposed to any significant risk.
Accounts receivable are primarily from natural gas producers shipping natural gas. This industry concentration has the potential to impact our overall exposure to credit risk, either positively or negatively, in that our customers may be similarly affected by changes in economic, industry or other conditions. We monitor the creditworthiness of our counterparties and generally require letters of credit for receivables from counterparties that are judged to have sub-standard credit, unless the credit risk can otherwise be mitigated.
Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2013	2012	2011
Revenue:
Counterparty A	19%	27%	*
Counterparty B	15%	19%	34%
Counterparty C	*	14%	17%
Counterparty D	*	*	12%
Counterparty E	*	*	10%
__________
* Less than 10%
Counterparties accounting for more than 10% of total accounts receivable were as follows:

	December 31,
	2013	2012
Accounts receivable:
Counterparty A	37%	30%
Counterparty B	11%	18%
Counterparty C	—%	*
Counterparty D	*	*
Counterparty E	*	*
__________
* Less than 10%